Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Mar. 31, 2023
Entity Registrant Name	SCHWAB STRATEGIC TRUST
Entity Central Index Key	0001454889
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Jul. 28, 2023
Document Effective Date	Jul. 28, 2023
Prospectus Date	Jul. 28, 2023
Schwab Ariel ESG ETF | Schwab Ariel ESG ETF
Prospectus:
Trading Symbol	SAEF
Schwab Crypto Thematic ETF | Schwab Crypto Thematic ETF
Prospectus:
Trading Symbol	STCE